Financial Assets and Financial Liabilities (Trade and Other Receivables, Narrative) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about trade and other receivable [line items]
Dividends received	¥ 561,755	¥ 594,868	¥ 811,473
Certain associates and joint ventures [member]
Disclosure of detailed information about trade and other receivable [line items]
Dividends declared	561,755	594,868	¥ 811,473
Dividends received	¥ 561,755	¥ 594,868